Stock Option Plans - Schedule of below is a summary of stock option activity (Detail) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Number of options, Outstanding		198,000	198,000
Number of options, Granted			89,000		78,000		79,000
Number of options, Outstanding	222,000		222,000		198,000
Number of options, Exercisable	102,000		102,000		80,000
Weighted Average Exercise Price, Exercised			$ 32.92		$ 51.71
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Number of options, Outstanding	15,545,363			14,284,013		13,194,013
Number of options, Expired	(50,000)			(450,000)		(350,000)
Number of options, Exercised	(250,000)
Number of options, Granted	4,638,471			1,711,350		1,440,000
Number of options, Outstanding	19,883,834	15,545,363	19,883,834	15,545,363		14,284,013		13,194,013
Number of options, Exercisable	13,243,095	13,270,374	13,243,095	13,270,374
Weighted Average Exercise Price, Outstanding	$ 0.53			$ 0.51		$ 0.51
Weighted Average Exercise Price, Expired	0.5			0.5		0.5
Weighted Average Exercise Price, Exercised	0.5
Weighted Average Exercise Price, Granted	0.72			0.66		0.66
Weighted Average Exercise Price, Outstanding	0.58	$ 0.53	$ 0.58	0.53		$ 0.51		$ 0.51
Weighted Average Exercise Price, Exercisable	$ 0.53	$ 0.52	$ 0.53	$ 0.52
Weighted Average Contractual Life, Outstanding	5 years 6 months 7 days			4 years 5 months 4 days		4 years 8 months 15 days		4 years 3 months 3 days
Weighted Average Contractual Life, Exercisable	3 years 6 months			3 years 7 months 13 days